Notes to financial information by business unit (Detail) - USD ($) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 16, 2019	Feb. 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Consolidated sales revenue			$ 19,362	$ 20,722
EBITDA			5,929	5,484
Net earnings			3,316	4,130
Operating assets			$ 44,050		$ 44,183
Percentage of capital expenditure in subsidiaries			100.00%
Restatement Adjustment For Legacy Alumina Contracts
Disclosure of operating segments [line items]
EBITDA				155
Net earnings				122
Reportable segments
Disclosure of operating segments [line items]
Operating assets			$ 46,198		46,632
Reportable segments | Aluminium, Alumina and Bauxite
Disclosure of operating segments [line items]
Consolidated sales revenue			4,487	5,100
EBITDA			925	1,127
Net earnings			193	315
Operating assets			14,370		16,030
Bauxite | Restatement Adjustment For Internal Shipping
Disclosure of operating segments [line items]
Consolidated sales revenue				15
EBITDA				31
Net earnings				21
Alumina | Restatement Adjustment For Internal Shipping
Disclosure of operating segments [line items]
Consolidated sales revenue				30
EBITDA				64
Net earnings				44
Intra-segment and other | Reportable segments | Aluminium, Alumina and Bauxite
Disclosure of operating segments [line items]
Consolidated sales revenue			(1,262)	(1,686)
EBITDA			33	27
Net earnings			24	20
Operating assets			817		$ 780
Intra-segment and other | Bauxite And Alumina | Reportable segments | Aluminium, Alumina and Bauxite
Disclosure of operating segments [line items]
Consolidated sales revenue			(364)	(425)
EBITDA			4	(2)
Net earnings			3	(1)
Operating assets			$ (24)	21
Hope Downs Joint Venture
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Robe river iron associates
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)			65.00%
Proportion of net beneficial interest			53.00%
Robe river iron associates | Thirty Percent
Disclosure of operating segments [line items]
Net beneficial interest held percentage			30.00%
Net beneficial interest held percentage as owned subsidiary			60.00%
Robe river iron associates | Thirty Five Percentage
Disclosure of operating segments [line items]
Net beneficial interest held percentage			35.00%
Net beneficial interest held percentage as owned subsidiary			100.00%
Diavik
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)			60.00%
Hamersley
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			100.00%
Oyu Tolgoi | Turquoise Hill Resources Ltd
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries			50.80%
Oyu Tolgoi | Turquoise Hill Resources Ltd | Oyo Tolgoi Copper-Gold Mine
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries			66.00%
Argyle
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			100.00%
Rio Tinto Fer Et Titane Inc
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			100.00%
Qit Madagascar Minerals
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			80.00%
Richards Bay Minerals
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			74.00%
Rossing Uranium Limited
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	68.60%
Energy Resources of Australia Limited
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary		86.30%			68.40%
Consolidated sales revenue			$ 108	118
Net earnings			$ 21	$ 25
Simfer Jersey Limited
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			53.00%
Simfer Sa
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			85.00%
Proportion of ownership interests held by non-controlling interests			45.05%
Gove Alumina Refinery And Rio Tinto Marine
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			100.00%